AB Municipal Income Shares

Portfolio of Investments

January 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.1%
Long-Term Municipal Bonds – 96.1%
Alabama – 3.4%
County of Jefferson AL
Series 2018A
5.00%, 4/01/23-4/01/24	$5,125	$5,841,666
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	13,843,809
Elmore County Board of Education
3.00%, 8/01/37	2,130	2,218,715
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group)
Series 2016A
5.00%, 2/01/36-2/01/41	10,000	11,522,400
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/39-2/01/46	28,280	33,941,527
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The))
Series 2016A
5.00%, 9/01/46	10,000	14,460,400
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	13,350	14,678,325
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,197,520
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	10,000	10,658,400
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44(a)	38,735	45,278,891
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	3,500	4,285,645

		159,927,298

Alaska – 0.2%
State of Alaska International Airports System
Series 2016B
5.00%, 10/01/33-10/01/34	9,000	10,715,515

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38(a)	8,315	9,508,618
	Principal Amount (000)	U.S. $ Value

Series 2015A
6.625%, 9/01/35	$3,235	$3,504,702

		13,013,320

Arizona – 1.2%
Arizona Industrial Development Authority
Series 20192 - Class A
3.625%, 5/20/33	7,897	9,107,806
Arizona Industrial Development Authority (North Carolina Central University Project)
BAM
5.00%, 6/01/49-6/01/54	4,285	5,133,814
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC)
Series 2018
5.00%, 5/01/51	1,100	1,267,574
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,670	3,938,314
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Lease)
Series 2019A
4.00%, 7/01/45	2,850	3,228,309
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/36	1,000	1,087,610
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	2,700	3,010,770
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	3,875	4,220,999
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52(a)	18,500	21,506,435
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	70	76,214
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	207,808
Tempe Industrial Development Authority (Friendship Village of Tempe)
5.00%, 12/01/54	1,185	1,316,239
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47(a)	1,065	1,233,493

		55,335,385

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.2%
Arkansas Development Finance Authority (Big River Steel LLC)
4.50%, 9/01/49(a)	$10,000	$10,782,100

California – 6.0%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	106,259
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/34-10/01/37	26,130	31,226,481
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,700,798
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27 (Pre-refunded/ETM)	1,000	1,134,080
California Community Housing Agency
Series 2020N
5.00%, 2/01/50(a) (b)	4,945	5,828,820
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/33-4/01/34	8,210	9,739,105
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	106,622
California Health Facilities Financing Authority (Children's Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37	1,700	2,060,638
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/37-11/15/38	6,150	7,671,970
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM)(a)	85	91,316
California Municipal Finance Authority (CHF-Riverside II LLC)
5.00%, 5/15/39-5/15/40	3,030	3,761,527
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32(a)	1,000	1,050,730
Series 2014
5.00%, 1/01/35	1,085	1,103,825
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/43	3,625	4,354,169
	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	$1,025	$1,080,432
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2014A
7.00%, 6/01/34	1,200	1,329,636
7.25%, 6/01/43	2,075	2,304,744
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	725	768,435
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45(a)	6,405	6,947,503
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC)
7.50%, 12/01/40(a)	785	842,980
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/56(a)	8,850	9,864,121
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34(a)	3,000	3,397,920
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47(c) (d) (e)	730	14,600
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	530	579,274
California Statewide Communities Development Authority (Loma Linda University Medical Center)
5.25%, 12/01/48(a)	6,440	7,581,490
Series 2016A
5.00%, 12/01/41(a)	6,160	6,998,992
Series 2018A
5.50%, 12/01/58(a)	3,775	4,485,455
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44(a)	1,200	1,326,840
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	100	109,746
	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Rocklin Academy (The))
Series 2011A
8.25%, 6/01/41	$140	$150,822
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47	250	279,692
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.50%, 9/01/46	1,000	1,172,840
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	109,830
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47	82,290	86,222,640
5.25%, 6/01/47	2,400	2,529,528
M-S-R Energy Authority (Citigroup, Inc.)
Series 2009B
6.50%, 11/01/39	17,685	28,759,347
Municipal Improvement Corp. of Los Angeles (City of Los Angeles CA Lease)
Series 2016B
4.00%, 11/01/36	2,705	3,107,504
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/30-8/01/40	6,215	7,336,005
Palomar Health (Palomar Health Obligated Group)
Series 2016
5.00%, 11/01/39	3,990	4,615,393
Series 2017
5.00%, 11/01/42	3,375	3,967,009
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31	1,000	1,080,590
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,664,977
Series 2014B
5.25%, 1/15/44	1,000	1,152,350
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43	1,685	1,685,605
State of California
Series 2016
4.00%, 9/01/34-9/01/35	10,000	11,541,500
Tobacco Securitization Authority of Southern California
Zero Coupon, 6/01/54	10,480	1,651,648
	Principal Amount (000)	U.S. $ Value

5.00%, 6/01/39	$1,555	$1,923,830
University of California CA Revenues
5.00%, 5/15/33(f)	1,001	1,132,647
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (Pre-refunded/ETM)	3,375	3,630,049

		281,282,314

Colorado – 2.0%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/37(a)	5,000	5,330,200
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	645	709,107
Colorado Health Facilities Authority
Series 2012
5.00%, 12/01/42 (Pre-refunded/ETM)	2,910	3,184,588
Series 2013
5.25%, 1/01/40 (Pre-refunded/ETM)	5,910	6,629,956
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
4.00%, 8/01/37-8/01/38	3,960	4,507,938
5.00%, 8/01/44	47,825	58,539,713
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,351,883
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.25%, 12/01/50(a)	1,000	1,125,770
Copper Ridge Metropolitan District
5.00%, 12/01/39-12/01/43	3,660	3,899,634
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/45	1,000	1,045,250
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,024,880
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/40(a)	1,500	1,574,430
STC Metropolitan District No. 2
Series 2019A
5.00%, 12/01/38-12/01/49	1,940	2,114,412
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.75%, 12/01/45	1,000	1,046,480
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2017A
	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/38-12/01/47	$2,000	$2,101,230
Vauxmont Metropolitan District
AGM
3.25%, 12/15/50	805	845,693
5.00%, 12/01/33-12/01/50(b)	805	964,192

		95,995,356

Connecticut – 2.9%
City of New Haven CT
AGM Series 2019A
5.00%, 8/01/39	1,650	2,035,341
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group)
Series 2020A
4.00%, 7/01/36-7/01/38	3,850	4,448,010
Connecticut State Health & Educational Facilities Authority (Quinnipiac University)
Series 2015L
5.00%, 7/01/45	5,750	6,555,862
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.)
Series 2017I-1
5.00%, 7/01/35-7/01/37	2,095	2,561,110
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/46-9/01/53(a)	2,475	2,713,840
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/35-7/01/38	5,245	6,271,802
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,000	5,728,600
Series 2013E
5.00%, 8/15/31(f)	1,000	1,125,240
Series 2015F
5.00%, 11/15/25-11/15/32	7,070	8,561,088
Series 2016A
5.00%, 3/15/32	8,165	9,761,911
Series 2016E
5.00%, 10/15/28-10/15/34	12,845	15,688,292
Series 2016F
5.00%, 10/15/31	10,205	12,392,238
Series 2017A
5.00%, 4/15/29-4/15/34	26,125	32,062,958
Series 2018A
5.00%, 4/15/34-4/15/37	7,930	9,833,962
Series 2018C
5.00%, 6/15/31-6/15/38	7,490	9,369,375
Series 2018E
5.00%, 9/15/37	1,035	1,285,925
State of Connecticut Special Tax Revenue
	Principal Amount (000)	U.S. $ Value

Series 2012
5.00%, 1/01/31	$5,000	$5,527,700

		135,923,254

Delaware – 0.1%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,659,875
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	1,310	1,384,277

		4,044,152

District of Columbia – 1.0%
District of Columbia (District of Columbia Pers Income Tax)
Series 2019A
3.00%, 3/01/38	13,795	14,493,717
District of Columbia (Freedom Forum, Inc. (The))
NATL
4.50%, 8/01/38(g)	625	625,000
4.94%, 8/01/38(g)	14,075	14,075,000
NATL Series 2002B
4.50%, 8/01/37(g)	250	254,063
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,519,727
Series 2016A
5.00%, 6/01/41-6/01/46	1,900	2,175,222
District of Columbia (KIPP DC Obligated Group)
Series 2017A
5.00%, 7/01/42-7/01/48	8,580	10,178,251
Series 2017B
5.00%, 7/01/37	1,465	1,768,343
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	500	602,125

		45,691,448

Florida – 4.8%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/46	435	496,135
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,159,770
Bexley Community Development District
Series 2016
4.875%, 5/01/47	1,000	1,050,670
	Principal Amount (000)	U.S. $ Value

Cape Coral Health Facilities Authority (Gulf Care, Inc.)
Series 2015
5.875%, 7/01/40(a)	$1,400	$1,530,746
6.00%, 7/01/45-7/01/50(a)	4,015	4,394,773
Capital Trust Agency, Inc. (Aviva Senior Life)
Series 2017
5.00%, 7/01/46(a)	1,300	1,401,868
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus)
5.00%, 12/15/40-12/15/55(a)	4,550	4,792,860
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48(a)	4,820	5,214,421
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,505,342
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group)
Series 2015
5.00%, 11/15/40	5,610	6,382,104
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/37-8/15/47	14,530	17,601,759
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	11,550,800
Series 2015A
5.00%, 10/01/31	1,100	1,303,654
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/35-10/01/39	6,045	3,520,557
County of Palm Beach FL (Provident Group-PBAU Properties LLC)
5.00%, 4/01/39-4/01/51(a)	4,030	4,530,218
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.375%, 1/01/49(a)	32,420	32,716,967
Florida Development Finance Corp. (Waste Pro USA, Inc.)
5.00%, 5/01/29(a)	640	711,104
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.)
4.00%, 10/01/37	1,000	1,110,440
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.)
5.00%, 3/01/44-3/01/49	3,380	4,048,735
Greater Orlando Aviation Authority
	Principal Amount (000)	U.S. $ Value

Series 2017A
5.00%, 10/01/34-10/01/36	$9,650	$11,814,838
Lakewood Ranch Stewardship District
Series 2018
5.30%, 5/01/39	1,000	1,109,340
5.45%, 5/01/48	1,525	1,707,466
Manatee County School District (Manatee County School District Sales Tax)
AGM Series 2017
5.00%, 10/01/30	2,700	3,361,257
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A)
Series 2015A
5.00%, 5/01/32	1,655	1,732,454
Martin County Health Facilities Authority
Series 2012
5.50%, 11/15/32 (Pre-refunded/ETM)	600	647,190
5.50%, 11/15/42 (Pre-refunded/ETM)	1,350	1,456,178
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25(a)	1,150	1,160,350
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,163,835
Series 2014
5.00%, 11/15/39	2,000	2,262,120
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,590,640
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28-10/01/40	3,600	4,174,196
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	3,152,777
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	21,590	25,588,670
Pinellas County Industrial Development Authority
5.00%, 7/01/39	1,955	2,308,523
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,180,091
Series 2018
5.00%, 4/01/48	24,650	29,110,910
Village Community Development District No. 13
3.00%, 5/01/29(a)	1,000	1,027,770
3.375%, 5/01/34(a)	1,500	1,558,590
3.55%, 5/01/39(a)	2,615	2,711,833
3.70%, 5/01/50(a)	10,000	10,344,200
Volusia County School Board (Volusia County School Board COP)
Series 2014B
	Principal Amount (000)	U.S. $ Value

5.00%, 8/01/31	$1,625	$1,879,313

		225,065,464

Georgia – 2.3%
Cedartown Polk County Hospital Authority (Floyd Obligated Group)
Series 2016
5.00%, 7/01/39	4,000	4,639,920
City of Atlanta GA Department of Aviation
Series 2012A
5.00%, 1/01/31	1,390	1,491,331
Series 2014A
5.00%, 1/01/33	1,820	2,077,530
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/31	2,500	3,049,650
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/32	2,000	2,429,080
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease)
Series 2017A
5.00%, 7/01/32-7/01/37	10,855	13,397,354
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/34-7/01/36	10,710	12,872,960
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group)
Series 2017
5.00%, 8/01/43-8/01/47	12,680	14,866,768
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	16,200	17,746,452
Series 2018C
4.00%, 8/01/48	12,245	13,480,521
Municipal Electric Authority of Georgia
5.00%, 1/01/38-1/01/59	16,960	19,997,773

		106,049,339

Guam – 1.1%
Territory of Guam
5.00%, 11/15/31	2,310	2,773,594
Territory of Guam (Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/29-12/01/32	9,015	10,694,051
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	6,420	6,771,431
Series 2015D
	Principal Amount (000)	U.S. $ Value

5.00%, 11/15/32-11/15/35	$25,505	$29,416,090

		49,655,166

Idaho – 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	210,094

Illinois – 11.1%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	5,630	6,093,124
Series 2015C
5.25%, 12/01/35-12/01/39	10,315	11,615,402
Series 2015E
5.125%, 12/01/32	1,000	1,131,600
Series 2016A
7.00%, 12/01/44	1,400	1,725,122
Series 2016B
6.50%, 12/01/46	1,900	2,339,242
Series 2017G
5.00%, 12/01/34	4,150	4,906,213
Series 2017H
5.00%, 12/01/36-12/01/46	5,795	6,695,394
Series 2018A
5.00%, 12/01/26-12/01/28	17,705	21,351,687
Series 2019A
5.00%, 12/01/29-12/01/30	6,070	7,507,225
Series 2019B
5.00%, 12/01/30-12/01/33	3,100	3,808,970
Chicago O'Hare International Airport
Series 2015C
5.00%, 1/01/34	1,665	1,928,869
Series 2016B
5.00%, 1/01/34	5,000	5,989,650
Series 2016C
5.00%, 1/01/35-1/01/38	9,250	11,002,071
Series 2017B
5.00%, 1/01/35-1/01/37	33,445	40,619,505
Chicago O'Hare International Airport (TrIPs Obligated Group)
Series 2018
5.00%, 7/01/33-7/01/48	7,145	8,488,658
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	4,607,275
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52(h)	1,050	910,623
Illinois Finance Authority
Series 2012
5.75%, 5/15/46 (Pre-refunded/ETM)	2,495	2,841,456
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
	Principal Amount (000)	U.S. $ Value

5.00%, 2/15/41	$2,835	$3,376,372
Illinois Finance Authority (Illinois Institute of Technology)
4.00%, 9/01/35-9/01/41	4,280	4,661,844
5.00%, 9/01/36-9/01/40	3,495	4,191,961
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	429,784
Illinois Finance Authority (Mercy Health Corp.)
Series 2016
5.00%, 12/01/40-12/01/46	3,900	4,513,343
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,295	4,928,341
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.20%, 5/15/30	1,079	957,035
6.33%, 5/15/48	829	729,051
6.44%, 5/15/55	1,998	1,757,820
Series 2016C
2.00%, 5/15/55(d) (e) (h)	609	18,240
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	3,500	3,786,615
Series 2015
5.25%, 5/15/50	2,000	2,149,340
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017A
5.00%, 8/01/42-8/01/47	3,000	3,458,330
Series 2017C
5.00%, 8/01/46	1,000	1,151,460
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,451,480
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,216,503
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,709,901
Series 2015B
5.00%, 1/01/36-1/01/40	5,250	6,248,391
Series 2016A
5.00%, 12/01/32	7,000	8,381,940
Series 2016B
5.00%, 1/01/41	3,450	4,133,100
Metropolitan Pier & Exposition Authority
5.00%, 6/15/50(b)	47,375	56,878,899
Series 2012
Zero Coupon, 12/15/41-12/15/51	20,785	8,513,180
	Principal Amount (000)	U.S. $ Value

Series 2015B
5.00%, 12/15/45	$13,300	$15,040,039
Series 2017B
Zero Coupon, 12/15/54	9,850	2,985,338
State of Illinois
Series 2012
5.00%, 8/01/25	1,300	1,400,750
Series 2014
5.00%, 5/01/23-5/01/31	14,800	16,354,853
Series 2016
5.00%, 1/01/22-11/01/35	35,155	41,133,101
Series 2017A
5.00%, 12/01/25-12/01/34	14,795	17,589,440
Series 2017D
5.00%, 11/01/24-11/01/28	65,490	76,631,316
Series 2018A
5.00%, 10/01/27-5/01/30	12,675	15,351,096
Series 2018B
5.00%, 10/01/26	5,000	5,947,700
Series 2019B
4.00%, 11/01/36-11/01/37	33,295	36,939,898
Village of Antioch IL Special Service Areas No. 1 & 2
Series 2016A
4.50%, 3/01/33	3,942	4,048,000
Series 2016B
7.00%, 3/01/33	1,762	1,806,314
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25	866	901,748
5.00%, 3/01/36	2,963	3,160,840
Series 2015B
6.00%, 3/01/36	943	1,026,559

		520,522,008

Indiana – 0.9%
Indiana Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017
5.00%, 8/15/51	3,905	4,524,763
Indiana Finance Authority (Bethany Circle of King's Daughters' of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	1,000	1,019,210
5.50%, 8/15/40-8/15/45	3,020	3,082,320
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	1,000	1,119,840
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	7,689,571
Indiana Finance Authority (RES Polyflow Indiana LLC)
	Principal Amount (000)	U.S. $ Value

7.00%, 3/01/39(a)	$22,795	$23,144,447

		40,580,151

Iowa – 0.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	6,405	7,066,188
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group)
Series 2018A
5.00%, 5/15/43-5/15/48	11,000	12,447,990

		19,514,178

Kansas – 0.1%
Overland Park Development Corp. (City of Overland Park KS)
5.00%, 3/01/44-3/01/49	3,140	3,763,248
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2018
4.50%, 6/01/40	1,845	1,954,925

		5,718,173

Kentucky – 1.4%
City of Ashland KY (Ashland Hospital Corp. Obligated Group)
4.00%, 2/01/35	930	1,029,910
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/34-8/15/46	15,780	18,588,238
Kentucky Economic Development Finance Authority (CommonSpirit Health)
Series 2019A
4.00%, 8/01/38-8/01/39	2,135	2,422,952
5.00%, 8/01/44-8/01/49	6,725	8,191,756
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	1,685	1,765,644
5.50%, 11/15/45	1,000	1,050,060
Series 2016A
5.00%, 5/15/46-5/15/51	3,100	3,247,283
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37-6/01/45	9,625	11,155,148
5.25%, 6/01/41	1,250	1,472,500
	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.50%, 11/15/35	$1,750	$1,917,248
5.75%, 11/15/45	3,350	3,656,893
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	8,205	9,827,621

		64,325,253

Louisiana – 1.9%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 7/01/41(c)	2,130	2,229,364
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34-12/01/36	3,400	4,229,656
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35	2,100	2,371,299
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman's Hospital Foundation)
Series 2017
5.00%, 10/01/34-10/01/44	27,600	33,509,021
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/47 (Pre-refunded/ETM)	10	12,313
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39(c) (e)	2,750	28
Series 2014A
7.50%, 7/01/23(c) (e)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue)
5.00%, 7/01/59	10,270	12,301,098
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease)
Series 2017
5.00%, 7/01/42-7/01/57	17,565	20,622,807
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	1,110	1,279,974
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	1,000	1,173,720
Parish of St. John the Baptist LA (Marathon Oil Corp.)
2.00%, 6/01/37	4,855	4,937,826
	Principal Amount (000)	U.S. $ Value

2.10%, 6/01/37	$2,465	$2,528,375
2.20%, 6/01/37	3,700	3,833,496
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,693,453

		90,722,443

Maine – 0.4%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25(a)	4,630	5,253,522
Series 2018R-2
4.375%, 8/01/35(a)	1,700	1,873,621
Maine Health & Higher Educational Facilities Authority (Maine Medical Center)
Series 2018A
5.00%, 7/01/43-7/01/48	9,620	11,587,513
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,082,130

		19,796,786

Maryland – 0.2%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/33-9/01/36	3,250	3,865,620
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38	1,000	1,125,220
City of Baltimore MD (Harbor Point Special Taxing District)
3.625%, 6/01/46(a)	1,750	1,790,320
Series 2019B
3.875%, 6/01/46(a)	300	302,694
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/31	3,245	3,806,937

		10,890,791

Massachusetts – 0.8%
Massachusetts Development Finance Agency (Emerson College)
Series 2017A
5.00%, 1/01/40	670	804,523
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/43	1,760	2,028,154
	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	$5,000	$5,380,800
Massachusetts Development Finance Agency (Simmons University)
Series 2018L
5.00%, 10/01/34-10/01/35	2,360	2,933,622
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
5.00%, 7/01/31-7/01/41	3,850	4,500,564
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/41-7/01/46	3,980	4,677,314
Massachusetts Development Finance Agency (Wellforce Obligated Group)
Series 2013G
5.00%, 7/01/37	2,550	2,835,574
AGM Series 2019A
5.00%, 7/01/36	1,000	1,234,870
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/22(i)	10,525	9,013,820
Series 2017A
7.75%, 12/01/44(a)	4,525	4,102,139

		37,511,380

Michigan – 3.0%
City of Detroit MI
5.00%, 4/01/33-4/01/38	4,385	5,026,372
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/32	4,400	4,789,268
5.25%, 7/01/39	4,825	5,278,984
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.00%, 7/01/41	1,060	1,107,382
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	129,679
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/32-11/01/37	1,655	1,810,396
Great Lakes Water Authority Water Supply System Revenue
Series 2016A
5.00%, 7/01/46	1,025	1,211,960
Series 2016D
5.00%, 7/01/36	25,210	30,197,042
	Principal Amount (000)	U.S. $ Value

Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group)
Series 2016
4.00%, 5/15/31-5/15/36	$20,100	$22,328,995
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/29-7/01/34	2,100	2,426,209
Series 2015D-1
5.00%, 7/01/34	2,000	2,350,540
Series 2015D-2
5.00%, 7/01/34	3,400	3,980,516
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/35	4,000	4,477,160
5.00%, 11/15/32	3,850	4,703,275
Series 2019A
5.00%, 11/15/48	6,635	8,175,979
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,278,440
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	8,945,206
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30(a)	2,000	2,261,440
Series 2016
7.50%, 12/01/25(a)	8,970	10,246,879
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 6/30/48	8,600	10,250,254
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI)
Series 2007A
6.00%, 6/01/48	5,775	5,830,902
Wayne State University
Series 2018A
5.00%, 11/15/43	4,000	4,931,040

		142,737,918

Minnesota – 0.2%
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.)
5.00%, 8/01/54	1,000	1,109,900
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series 2018A
5.00%, 2/15/43-2/15/48	2,925	3,536,030
Minnesota Higher Education Facilities Authority (St. Catherine University)
	Principal Amount (000)	U.S. $ Value

Series 2018A
5.00%, 10/01/45	$1,900	$2,244,907

		6,890,837

Mississippi – 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/41	9,630	11,013,735
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.)
4.00%, 1/01/36-1/01/37	2,005	2,288,839
5.00%, 1/01/35	1,230	1,551,387

		14,853,961

Missouri – 1.6%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	2,925	3,403,910
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	100	100,000
Series 2016A
5.00%, 2/01/46	1,000	1,134,220
Series 2019I
4.00%, 2/01/42-2/01/48	37,870	40,510,679
5.00%, 2/01/42-2/01/48	3,220	3,899,580
Kansas City Industrial Development Authority
5.00%, 7/01/40(a)	3,175	3,267,615
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46(i)	2,915	2,352,113
Lee's Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2014A
5.25%, 8/15/39	620	670,753
Series 2016A
5.00%, 8/15/36-8/15/46	3,060	3,309,665
Series 2018
5.00%, 8/15/42	6,940	7,634,763
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,772,883
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group)
Series 2015A
5.00%, 12/01/35	2,000	2,213,360
	Principal Amount (000)	U.S. $ Value

5.125%, 12/01/45	$4,500	$4,939,290

		77,208,831

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/34	1,085	1,294,221

Nebraska – 1.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,233,082
Series 2017A
5.00%, 9/01/34-9/01/42	40,700	56,575,425

		59,808,507

Nevada – 1.3%
City of Carson City NV (Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 9/01/37-9/01/47	3,935	4,637,248
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58(a)	17,000	2,643,670
City of Sparks NV (City of Sparks NV Sales Tax)
Series 2019A
2.75%, 6/15/28(a)	3,540	3,666,130
Clark County School District
Series 2017C
5.00%, 6/15/33-6/15/36	17,110	20,604,168
AGM Series 2019B
3.00%, 6/15/37	5,185	5,481,271
County of Clark NV (Southern California Edison Co.)
Series 2015A
1.875%, 6/01/31	4,700	4,703,619
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/40	1,800	2,071,890
Las Vegas Valley Water District
Series 2016A
5.00%, 6/01/46	14,000	16,615,340
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC)
Series 2018
6.95%, 2/15/38(a)	1,890	2,194,649

		62,617,985

New Hampshire – 0.8%
New Hampshire Business Finance Authority
Series 20201
4.125%, 1/20/34	13,670	16,385,409
	Principal Amount (000)	U.S. $ Value

New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/47	$8,105	$9,649,245
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group)
Series 2020A
5.00%, 8/01/59	5,380	8,258,892
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,124,838

		37,418,384

New Jersey – 8.1%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	1,075	1,265,189
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	3,455	3,792,692
Series 2014P
5.00%, 6/15/29	5,000	5,664,300
Series 2014U
5.00%, 6/15/21	3,500	3,678,360
Series 2015X
5.00%, 6/15/21	15,920	16,731,283
Series 2017A
5.00%, 7/01/33	1,640	1,945,598
Series 2017B
5.00%, 11/01/20	7,505	7,723,921
Series 2017D
5.00%, 6/15/33-6/15/42	5,370	6,304,794
Series 2018A
5.00%, 6/15/42-6/15/47	5,885	6,877,358
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37-10/01/47	6,035	7,063,309
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease)
Series 2018C
5.00%, 6/15/42	7,085	8,296,322
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	783,672
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,117,102
Series 2000B
	Principal Amount (000)	U.S. $ Value

5.625%, 11/15/30	$1,475	$1,701,649
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,300	1,600,638
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	101,532
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36-7/01/42	8,645	10,404,085
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/35	1,070	1,276,039
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	2,040	2,348,101
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/24-6/15/30	38,985	46,255,870
Series 2018A
5.00%, 6/15/30-6/15/31	35,540	41,946,230
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
5.00%, 6/15/46	2,325	2,746,685
Series 2014A
5.00%, 6/15/38	1,000	1,117,440
Series 2015A
5.00%, 6/15/45	8,450	9,444,142
Series 2018A
5.00%, 12/15/33-12/15/35	22,405	27,249,019
Series 2019B
4.00%, 6/15/36-6/15/37	2,715	3,024,030
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/27 (Pre-refunded/ETM)	2,500	2,747,425
5.00%, 1/01/32 (Pre-refunded/ETM)	1,000	1,098,970
Series 2015E
5.00%, 1/01/33-1/01/45	15,400	18,090,856
Series 2016A
5.00%, 1/01/33	6,500	7,843,030
Series 2017A
5.00%, 1/01/33-1/01/34	15,000	18,545,500
Series 2017B
5.00%, 1/01/32-1/01/33	13,540	17,115,089
Series 2019A
5.00%, 1/01/48	11,320	14,029,782
	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp.
Series 2018B
5.00%, 6/01/46	$68,740	$78,689,428

		380,619,440

New Mexico – 0.7%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	14,230	14,240,815
Series 2015A
1.875%, 4/01/29	9,050	9,056,878
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group)
5.00%, 5/15/39-5/15/49	2,180	2,430,554
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	1,060	1,146,793
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group)
Series 2019L
5.00%, 7/01/39-7/01/49	6,615	7,548,478

		34,423,518

New York – 3.9%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	2,170,700
City of New York NY
Series 2018E
5.00%, 3/01/37-3/01/38	17,500	21,828,900
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	266,097
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/46	13,520	15,826,106
Metropolitan Transportation Authority
Series 2013E
5.00%, 11/15/32	4,425	5,050,872
Series 2016A
5.00%, 11/15/32	3,440	4,153,422
Monroe County Industrial Development Corp./NY (St. Ann's of Greater Rochester Obligated Group)
5.00%, 1/01/50	3,155	3,497,002
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	75	75,871
6.70%, 1/01/49	444	442,415
Series 2014B
5.50%, 7/01/20	96	96,345
Series 2014C
2.00%, 1/01/49(d) (e) (h)	514	77,066
	Principal Amount (000)	U.S. $ Value

New York City Municipal Water Finance Authority
Series 2019D
5.00%, 6/15/49	$8,000	$9,844,320
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	107,332
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,866,898
New York NY GO
Series 2013A-1
5.00%, 10/01/28(f)	500	554,120
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/30-12/01/34(a)	4,200	5,036,220
New York State Thruway Authority
AGM Series 2012I
5.00%, 1/01/37 (Pre-refunded/ETM)	2,000	2,160,340
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/41	3,800	4,515,426
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	51,325	63,373,494
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41-7/01/46	13,185	14,984,584
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	1,070	1,106,412
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,212,000
Series 2013178
5.00%, 12/01/33	5,000	5,686,900
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29(f)	1,950	2,168,545
TSASC, Inc./NY
Series 2017A
5.00%, 6/01/41	1,560	1,776,949
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37	860	889,102
5.25%, 9/15/42-9/15/53	2,330	2,412,090
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
	Principal Amount (000)	U.S. $ Value

5.00%, 1/01/34	$3,840	$4,160,678
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	4,230	4,805,703

		183,145,909

North Carolina – 0.5%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/42-10/01/47	5,830	6,785,918
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.875%, 7/01/40	5,000	5,384,450
5.00%, 7/01/45	1,000	1,079,950
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30	2,250	2,459,543
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37	1,735	1,866,131
Series 2017
5.00%, 9/01/46	1,000	1,076,120
North Carolina Turnpike Authority
Series 2018
5.00%, 1/01/40	5,000	6,146,100

		24,798,212

North Dakota – 0.5%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.00%, 9/15/28(a)	7,725	7,742,072
5.375%, 9/15/38(a)	4,750	4,713,900
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/48-6/01/53	10,230	11,672,892

		24,128,864

Ohio – 2.8%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/41-2/15/46	10,000	11,656,560
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	21,875	21,968,844
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
	Principal Amount (000)	U.S. $ Value

6.375%, 1/15/43(a)	$675	$734,413
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37-12/01/47	7,500	8,985,669
County of Cuyahoga/OH (MetroHealth System (The))
5.00%, 2/15/52	5,680	6,513,256
Series 2017
5.00%, 2/15/42	6,490	7,514,771
5.25%, 2/15/47	12,860	15,073,077
County of Franklin OH (First Community Village Obligated Group)
5.00%, 7/01/49	3,940	3,975,460
Series 2013
5.625%, 7/01/47	2,300	2,345,931
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,030	1,099,381
County of Marion OH (United Church Homes, Inc. Obligated Group)
5.125%, 12/01/49	2,210	2,243,084
County of Montgomery OH (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49(a)	2,415	2,728,902
County of Ross OH (Adena Health System Obligated Group)
5.00%, 12/01/49	6,000	7,269,180
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40	2,500	2,571,150
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19(d) (j)	5,440	5,766,400
Series 2009D
4.25%, 8/01/29	5,205	5,582,362
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	7,480	8,022,300
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.)
3.25%, 9/01/29	1,780	1,881,407
Ohio Higher Educational Facility Commission (Kenyon College)
5.00%, 7/01/38-7/01/42(b)	9,690	12,217,521
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	3,110	3,335,475
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
	Principal Amount (000)	U.S. $ Value

6.375%, 1/15/51(a)	$1,000	$1,081,660

		132,566,803

Oklahoma – 0.8%
Comanche County Memorial Hospital
5.00%, 7/01/22	780	831,324
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group)
5.00%, 8/01/44-8/01/49	15,630	18,042,120
Oklahoma Development Finance Authority (OU Medicine Obligated Group)
Series 2018B
5.50%, 8/15/57	14,170	17,205,214
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	1,125	1,243,170

		37,321,828

Pennsylvania – 7.0%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 4/01/34-4/01/36	33,535	41,322,601
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42(a)	2,270	2,579,265
Altoona Area School District
BAM Series 2018
5.00%, 12/01/45	1,600	1,855,520
Beaver County Industrial Development Authority (FirstEnergy Generation LLC)
Series 2016B
4.25%, 10/01/47	10,000	10,725,000
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35	1,430	1,533,675
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	9,805,880
Berks County Industrial Development Authority (Highlands at Wyomissing (The))
Series 2018
5.00%, 5/15/48	1,000	1,123,320
Chambersburg Area Municipal Authority (Wilson College)
Series 2018
5.75%, 10/01/43	1,350	1,460,754
6.00%, 10/01/48	9,000	9,813,420
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District)
Series 2018
5.125%, 3/01/48(a)	1,050	1,130,052
City of Philadelphia PA
	Principal Amount (000)	U.S. $ Value

Series 2013A
5.00%, 7/15/21	$1,200	$1,268,964
Series 2017
5.00%, 8/01/29-8/01/31	12,110	15,024,025
Series 2019B
5.00%, 2/01/35-2/01/38	11,300	14,305,964
AGM Series 2017A
5.00%, 8/01/33-8/01/34	13,000	15,955,000
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/35-10/01/36	5,105	6,302,690
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP)
Series 2018A
5.00%, 7/01/38	1,120	1,370,096
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	10,000	11,140,900
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51	3,375	3,884,561
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
5.00%, 1/01/45	1,815	1,986,118
Series 2012
5.25%, 1/01/41	1,000	1,034,250
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/35	4,000	4,965,960
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/47	1,500	1,659,375
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
4.00%, 9/01/49-9/01/51	8,900	9,961,847
5.00%, 9/01/51	2,300	2,808,668
Series 2018
5.00%, 9/01/35	3,600	4,513,248
Montgomery County Industrial Development Authority/PA
Series 2010
6.50%, 12/01/25 (Pre-refunded/ETM)	200	220,032
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30	1,040	1,107,350
5.25%, 1/01/40	4,740	5,018,854
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.75%, 7/01/35	5,135	5,614,917
	Principal Amount (000)	U.S. $ Value

Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	$265	$277,802
Series 2016A
5.00%, 3/01/37	1,400	1,569,988
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.)
Series 2019A
3.25%, 8/01/39(a)	2,330	2,349,409
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.)
Series 2012A
5.00%, 11/01/41	1,620	1,745,226
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	2,830	3,312,119
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/32	1,000	1,192,560
Series 2017
5.00%, 5/01/41	1,000	1,203,400
Pennsylvania Turnpike Commission
Series 2016
5.00%, 6/01/37	4,000	4,703,480
Series 2017B
5.00%, 6/01/35-6/01/36	12,850	15,573,838
Series 2018A
5.00%, 12/01/43	10,000	12,382,700
Series 2019A
5.00%, 12/01/38	5,435	6,794,565
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018
5.00%, 5/01/35	1,000	1,242,170
School District of Philadelphia (The)
Series 2015A
5.00%, 9/01/34-9/01/35	2,615	3,065,655
Series 2016F
5.00%, 9/01/33-9/01/36	4,000	4,789,050
Series 2018A
5.00%, 9/01/34-9/01/38	4,000	4,931,440
Series 2018B
5.00%, 9/01/43	3,000	3,635,220
Series 2019A
4.00%, 9/01/37-9/01/39	5,530	6,294,273
5.00%, 9/01/44	17,900	22,041,702
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57(a)	12,110	12,558,761
	Principal Amount (000)	U.S. $ Value

Series 2016B
6.08%, 1/01/26(a)	$825	$824,909
Series 2016C
Zero Coupon, 1/01/36(a)	2,945	1,307,639
Series 2016D
Zero Coupon, 1/01/57(a)	58,055	5,804,919
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/30	9,880	11,862,912
Union County Hospital Authority (Evangelical Community Hospital Obligated Group)
Series 2018
5.00%, 8/01/38-8/01/43	8,435	9,844,714

		328,800,757

Puerto Rico – 5.6%
Commonwealth of Puerto Rico
Series 2006A
5.25%, 7/01/23	2,510	2,139,775
Series 2011A
5.75%, 7/01/24(d) (e)	2,810	2,300,687
Series 2012A
5.50%, 7/01/39(d) (e)	3,490	2,726,562
5.75%, 7/01/28(d) (e)	1,350	1,058,063
Series 2014A
8.00%, 7/01/35(d) (e)	10,710	7,497,000
AGC Series 2001A
5.50%, 7/01/29	670	762,286
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40	8,688	6,863,567
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.00%, 7/01/38-7/01/44	7,990	8,219,712
6.125%, 7/01/24	8,240	8,991,900
Series 2012A
4.25%, 7/01/25	8,140	8,496,125
5.00%, 7/01/22-7/01/33	9,700	10,317,650
5.125%, 7/01/37	1,155	1,234,406
5.25%, 7/01/29-7/01/42	12,060	12,950,700
5.50%, 7/01/28	4,090	4,422,312
5.75%, 7/01/37	2,985	3,242,456
6.00%, 7/01/47	2,845	3,097,494
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/32	7,315	5,861,144
5.00%, 7/01/37(d) (e)	14,970	11,994,712
Series 2010A
5.25%, 7/01/30	1,040	835,900
Series 2010C
5.00%, 7/01/21(d) (e)	1,735	1,390,169
Series 2010D
5.00%, 7/01/21(d) (e)	1,050	841,313
	Principal Amount (000)	U.S. $ Value

5.00%, 7/01/22	$950	$761,188
Series 2010X
5.25%, 7/01/40	9,480	7,619,550
Series 2010Z
5.25%, 7/01/24	2,565	2,061,619
Series 2012A
5.00%, 7/01/29	2,510	2,011,138
5.00%, 7/01/42(d) (e)	1,740	1,394,175
AGM Series 2007U
5.00%, 7/01/23	1,050	1,076,796
AGM Series 2007V
5.25%, 7/01/31	25,380	28,937,007
NATL Series 2007V
5.25%, 7/01/29-7/01/35	6,350	6,969,413
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	8,600	9,884,754
AGC Series 2007C
5.50%, 7/01/31	1,735	2,005,886
AGC Series 2007N
5.25%, 7/01/36	825	949,262
AGM Series 2007C
5.25%, 7/01/36	1,800	2,071,116
NATL Series 2005L
5.25%, 7/01/35	7,565	8,213,774
NATL Series 2007
5.50%, 7/01/28	1,000	1,117,500
NATL Series 2007N
5.25%, 7/01/33	480	524,534
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	23,735	24,463,664
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	340,179
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24-7/01/46	8,565	3,232,795
Series 2019A
4.329%, 7/01/40	12,525	13,598,142
4.55%, 7/01/40	1,198	1,320,076
5.00%, 7/01/58	33,956	38,180,126

		261,976,627

Rhode Island – 0.1%
Rhode Island Health & Educational Building Corp.
Series 2011
8.375%, 1/01/46 (Pre-refunded/ETM)	3,150	3,360,389
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease)
AGM Series 2017A
	Principal Amount (000)	U.S. $ Value

5.00%, 5/15/28-5/15/29	$2,000	$2,463,730

		5,824,119

South Carolina – 1.7%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43	1,000	1,040,870
5.125%, 5/01/48	1,000	1,043,100
South Carolina Public Service Authority
Series 2013A
5.00%, 12/01/38	575	643,149
Series 2013B
5.00%, 12/01/38	810	906,001
Series 2014A
5.00%, 12/01/49	11,820	13,223,625
Series 2014B
5.00%, 12/01/38	1,160	1,312,204
Series 2014C
5.00%, 12/01/36-12/01/46	3,495	3,971,489
Series 2015A
5.00%, 12/01/50	5,000	5,699,300
Series 2016A
5.00%, 12/01/34-12/01/36	4,815	5,747,312
Series 2016B
5.00%, 12/01/37-12/01/56	38,780	45,852,622

		79,439,672

South Dakota – 0.9%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group)
Series 2017
5.00%, 7/01/46	17,850	21,172,242
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/33-9/01/40	18,295	22,087,436

		43,259,678

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35(a)	9,080	9,457,365
5.125%, 12/01/42(a)	19,270	19,924,024
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health)
Series 2019A
4.00%, 8/01/38	1,000	1,137,020
5.00%, 8/01/44-8/01/49	11,555	14,095,860
	Principal Amount (000)	U.S. $ Value

Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	$5,250	$5,652,832
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49(a)	5,040	5,695,099
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/40	2,435	2,887,520
Series 2017A
5.00%, 7/01/48	2,335	2,755,977
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.25%, 12/01/42	1,000	1,050,210
5.375%, 12/01/47	800	842,400

		63,498,307

Texas – 6.2%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/41-2/15/46	6,060	7,090,695
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	3,500	3,820,110
Series 2016
5.00%, 1/01/33-1/01/40	6,855	8,112,147
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/37	6,800	7,801,232
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/30	1,965	2,271,992
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	15,355	17,267,312
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,378,457
Series 2018
5.00%, 7/15/28	22,875	28,063,965
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	568,255
Series 2013
6.00%, 8/15/43	1,000	1,143,140
Series 2016A
	Principal Amount (000)	U.S. $ Value

5.00%, 8/15/34-8/15/36	$3,180	$3,839,872
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/28(a)	1,650	1,777,892
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35 (Pre-refunded/ETM)	1,500	1,543,290
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,484,246
Grand Parkway Transportation Corp.
Series 2018
5.00%, 2/01/23	5,340	5,942,299
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	7,305	8,408,932
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31(a)	25,175	27,258,986
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC)
7.25%, 12/01/53	8,315	9,016,869
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC)
Series 2017A
5.00%, 4/01/37	1,380	1,497,272
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group)
Series 2018A
5.50%, 7/01/54	4,500	4,783,545
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	4,940	5,635,700
North Texas Education Finance Corp.
Series 2012A
5.125%, 12/01/42 (Pre-refunded/ETM)	280	306,541
North Texas Tollway Authority (North Texas Tollway System)
Series 2014B
5.00%, 1/01/31	8,975	10,254,655
Series 2015A
5.00%, 1/01/35	7,000	8,187,760
Series 2017B
5.00%, 1/01/33-1/01/43	7,400	8,874,214
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC)
4.00%, 1/01/50(a) (b)	3,315	3,405,301
Red River Health Facilities Development Corp.
Series 2011A
8.00%, 11/15/46 (Pre-refunded/ETM)	1,790	2,009,866
Red River Health Facilities Development Corp. (MRC Crossings Proj)
	Principal Amount (000)	U.S. $ Value

Series 2014A
7.75%, 11/15/44	$1,315	$1,558,959
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	1,740	1,830,306
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38(c) (d) (e)	2,180	545,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22(d) (e) (h)	200	140,000
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/41-2/15/48	8,465	9,600,073
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
5.25%, 11/15/47	1,115	1,182,681
Series 2015A
5.00%, 11/15/45	3,540	3,674,591
Series 2015B
5.00%, 11/15/30	4,000	4,291,840
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2020A
5.75%, 12/01/54	6,475	6,816,420
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	5,350	5,827,216
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	9,775	11,612,113
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC)
Series 2016
5.00%, 12/31/40	1,255	1,443,940
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	674,890
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
5.00%, 6/30/58	29,940	35,434,289
Series 2013
	Principal Amount (000)	U.S. $ Value

6.75%, 6/30/43	$3,600	$4,180,320
Texas State University System
Series 2019A
3.00%, 3/15/37	2,300	2,434,849
Texas Transportation Commission
5.00%, 8/01/57	7,500	8,892,150
Travis County Health Facilities Development Corp.
Series 2012A
7.00%, 1/01/32 (Pre-refunded/ETM)	1,200	1,265,604
7.125%, 1/01/46 (Pre-refunded/ETM)	2,430	2,565,594
Uptown Development Authority
Series 2017A
5.00%, 9/01/35	1,015	1,174,974
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM)	75	85,512

		290,975,866

Utah – 0.0%
Timber Lakes Water Special Service District
8.125%, 6/15/31 (Pre-refunded/ETM)	65	71,238
8.125%, 6/15/31	10	10,566
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	101,654

		183,458

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.)
Series 2013
4.625%, 4/01/36(a)	1,100	1,261,117
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	200	210,322
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	1,500	1,793,940

		3,265,379

Virginia – 0.5%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35(a)	1,000	1,062,700
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,000	1,169,920
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
	Principal Amount (000)	U.S. $ Value

5.125%, 1/01/43	$1,030	$1,058,109
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	1,955	2,116,561
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	7,490	7,559,582
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/45(a)	1,110	1,197,601
Series 2015B
5.25%, 7/01/35(a)	1,000	1,106,790
Virginia College Building Authority (Virginia Lease 21st Century College Prog)
Series 2016A
5.00%, 2/01/28(f)	550	617,282
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	3,886,341
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
Series 2017
5.00%, 12/31/52	2,250	2,613,217

		22,388,103

Washington – 2.0%
Kalispel Tribe of Indians
Series 2018A
5.25%, 1/01/38(a)	750	871,440
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/30	2,235	2,431,702
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/48	9,000	10,579,500
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	5,035	5,783,906
State of Washington
5.00%, 6/01/35-6/01/41(b)	12,015	14,859,141
Washington Health Care Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/44	9,835	12,038,433
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/35	2,350	2,888,690
Series 2017B
5.00%, 7/01/34	1,855	2,288,625
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
	Principal Amount (000)	U.S. $ Value

Series 2017
5.00%, 8/15/33-8/15/37	$18,005	$21,155,776
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47(a)	3,550	3,807,552
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/31-1/01/46(a)	2,790	3,139,877
Series 2019A
5.00%, 1/01/44-1/01/55(a)	9,220	10,175,549
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44(a)	3,215	3,671,305

		93,691,496

West Virginia – 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2013A
5.50%, 6/01/44	2,100	2,342,802

Wisconsin – 2.0%
UMA Education, Inc.
5.00%, 10/01/34-10/01/39(a)	17,755	20,692,745
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	4,155	4,570,209
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group)
Series 2017
5.00%, 8/15/52	20,345	24,045,755
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc. Obligated Group)
5.00%, 7/01/44	1,000	1,180,200
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group)
5.00%, 11/01/39-11/01/54	3,690	4,065,068
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group)
4.00%, 12/15/35-12/15/38	7,405	8,538,776
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48(a)	3,335	3,598,698
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	2,060	2,265,485
	Principal Amount (000)	U.S. $ Value

Series 2016D
4.05%, 11/01/30	$720	$781,502
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42-5/01/47	2,650	3,006,532
Wisconsin Public Finance Authority (Mary's Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/37-5/15/47(a)	3,225	3,623,777
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.25%, 1/01/38(a)	2,685	2,844,838
6.375%, 1/01/48(a)	11,270	11,927,041
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35(a)	1,550	1,692,399
Wisconsin Public Finance Authority (Rose Villa, Inc./OR)
Series 2014A
5.75%, 11/15/44(a)	1,000	1,095,430
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30(a)	545	597,860

		94,526,315

Total Municipal Obligations (cost $4,185,423,655)		4,513,279,165

	Shares

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(k) (l) (m) (cost $206,911,617)	206,911,617	206,911,617

Total Investments – 100.5% (cost $4,392,335,272)(n)		4,720,190,782
Other assets less liabilities – (0.5)%		(25,542,291)

Net Assets – 100.0%		$4,694,648,491

CENTRALLY CLEARED INFLATION (CPI) SWAPS
		Rate Type
Notional Amount (000)	Termination Date		Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	256,170	1/15/25	1.671%	CPI#	Maturity	$566,226	$—	$566,226
USD	437,230	6/17/24	1.760%	CPI#	Maturity	(1,577,679)	—	(1,577,679)
________ ________ ________
						$(1,011,453)	$—	$(1,011,453)
________ ________ ________
# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	514,490	6/17/21	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$2,900,553	$—	$2,900,553
USD	250,000	10/15/24	3 Month LIBOR	1.582%	Quarterly/ Semi-Annual	3,853,376	—	3,853,376
USD	80,600	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	866,507	—	866,507
USD	146,650	1/16/25	3 Month LIBOR	1.623%	Quarterly/ Semi-Annual	2,023,503	—	2,023,503
c	USD	115,000	3/18/29	3 Month LIBOR	2.661%	Quarterly/ Semi-Annual	12,867,264	—	12,867,264
USD	37,250	4/16/49	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	9,566,678	—	9,566,678

$32,077,881	$—	$32,077,881

INFLATION (CPI) SWAPS
			Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Barclays Bank PLC	USD	50,003	9/20/20	2.263%	CPI#	Maturity	$ (562,688)	$ -	$ (562,688)
Barclays Bank PLC	USD	25,607	10/15/20	2.210%	CPI#	Maturity	(262,363)	-	(262,363)
Barclays Bank PLC	USD	42,028	10/15/20	2.208%	CPI#	Maturity	(428,483)	-	(428,483)
Citibank, NA	USD	30,570	10/17/20	2.220%	CPI#	Maturity	(318,644)	-	(318,644)
JPMorgan Chase Bank, NA	USD	50,936	8/30/20	2.210%	CPI#	Maturity	(519,103)	-	(519,103)
JPMorgan Chase Bank, NA	USD	666,890	7/15/24	2.165%	CPI#	Maturity	(10,937,823)	-	(10,937,823)
________ ________ ________
						$(13,029,104)		$ -	$(13,029,104)
________ ________ ________
# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
INTEREST RATE SWAPS
			Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Citibank, NA	USD	100	1/09/21	30 Year Muni Rate Lock	2.250%	Maturity	$ 3,504	$ -	$ 3,504
Citibank, NA	USD	52,610	10/09/29	1.120%	SIFMA*	Quarterly	(246,430)	-	(246,430)
Citibank, NA	USD	52,610	10/09/29	1.125%	SIFMA*	Quarterly	(273,075)	-	(273,075)
________ ________ ________
							$ (516,001)	$ -	$ (516,001)
________ ________ ________
* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $468,790,277 or 10.0% of net assets.

(b)				When-Issued or delayed delivery security.
(c)				Restricted and illiquid security.
Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A 7.00%, 06/01/47	9/07/12	$449,235	$14,600	0.00%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/41	6/20/12	2,185,147	2,229,364	0.05%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/39	11/22/13	1,973,785	28	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/23	7/31/14	868,863	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/38	8/31/12	2,216,588	545,000	0.01%
(d)				Non-income producing security.
(e)				Defaulted.
(f)				Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2020 and the aggregate market value of these securities amounted to $14,954,063 or 0.32% of net assets.

(h)				Illiquid security.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.24% of net assets as of January 31, 2020, are considered illiquid and restricted.  Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/46	12/18/15	$2,932,458	$2,352,113	0.05%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/22	12/07/17	9,369,898	9,013,820	0.19%
(j)				Defaulted matured security.
(k)				Affiliated investments.
(l)				The rate shown represents the 7-day yield as of period end.
(m)				To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(n)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $367,070,609 and gross unrealized depreciation of investments was $(21,693,776), resulting in net unrealized appreciation of $345,376,833.

As of January 31, 2020, the Fund's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.1%, respectively.

Glossary:
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
BAM – Build American Mutual
COP – Certificate of Participation
ETM – Escrowed to Maturity
LIBOR – London Interbank Offered Rates
NATL – National Interstate Corporation
OSF – Order of St. Francis
SD – School District
XLCA – XL Capital Assurance Inc.

AB Municipal Income Shares

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.  In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Municipal Bonds	$—	$4,513,279,165	$—	$4,513,279,165
Short-Term Investments	206,911,617	—	—	206,911,617
Liabilities:
Floating Rate Notes(a)	(3,510,000)	—	—	(3,510,000)

Total Investments in Securities	203,401,617	4,513,279,165	—	4,716,680,782
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	566,226	—	566,226
Centrally Cleared Interest Rate Swaps	—	32,077,881	—	32,077,881
Interest Rate Swaps	—	3,504	—	3,504
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,577,679)	—	(1,577,679)
Inflation (CPI) Swaps	—	(13,029,104)	—	(13,029,104)
Interest Rate Swaps	—	(519,505)	—	(519,505)

Total	$203,401,617	$4,530,800,488	$—	$4,734,202,105(c)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

The amount of $449,668,563 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund's transactions in AB mutual funds for the nine months ended January 31, 2020 is as follows:

Fund	Market Value 4/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$75,312	$864,464	$732,864	$206,912	$1,394